MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities [Abstract]
Schedule of Marketable Securities With Contractual Maturities

Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2019				2018
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$18,193	$-	$96	$18,289	$6,759	$(11)	$-	$6,748
Corporate debentures	15,921	-	144	16,065	9,021	(27)	-	8,994

Total marketable securities	$34,114	$-	$240	$34,354	$15,780	$(38)	$-	$15,742

Debt securities with contractual maturities from one to three years are as follows:

	December 31,
	2019				2018
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$56,201	$-	$721	$56,922	$43,266	$(358)	$6	$42,914
Corporate debentures	52,419	(19)	467	52,867	19,881	(338)	5	19,548

Total marketable securities	$108,620	$(19)	$1,188	$109,789	$63,147	$(696)	$11	$62,462

Debt securities with contractual maturities of more than three years are as follows:

	December 31,
	2019				2018
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$1,062	$-	$19	$1,081	$11,926	$(357)	$-	$11,569
Corporate debentures	1,767	-	59	1,826	10,998	(360)	-	10,638

Total marketable securities	$2,829	$-	$78	$2,907	$22,924	$(717)	$-	$22,207

Summary of Investments With Continuous Unrealized Losses and Related Fair Values

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2019 and 2018 were as follows:

	December 31, 2019
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$3,852	$(13)	$2,631	$(6)	$6,483	$(19)

Total marketable securities	$3,852	$(13)	$2,631	$(6)	$6,483	$(19)

	December 31, 2018
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$26,860	$(177)	$24,966	$(550)	$51,826	$(727)
Corporate debentures	11,947	(122)	23,605	(604)	35,552	(726)

Total marketable securities	$38,807	$(299)	$48,571	$(1,154)	$87,378	$(1,453)